UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08966

Name of Fund:	Legg Mason Growth Trust, Inc.

Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: December 31, 2006
Date of reporting period: September 30, 2006

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Growth Trust, Inc.
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 96.3%
Consumer Discretionary — 20.4%
Automobiles — 3.6%
Harley-Davidson, Inc.	530	$33,258

Internet and Catalog Retail — 13.0%
Amazon.com, Inc.	1,750	56,210	A
Expedia, Inc.	1,128	17,679	A
IAC/InterActiveCorp	1,550	44,578	A

		118,467

Media — 1.4%
XM Satellite Radio Holdings Inc.	1,000	12,890	A

Textiles, Apparel and Luxury Goods — 2.4%
NIKE, Inc.	250	21,905

Financials — 16.9%
Capital Markets — 2.1%
The Goldman Sachs Group, Inc.	115	19,455

Diversified Financial Services — 4.8%
Citigroup Inc.	875	43,461

Insurance — 5.2%
American International Group, Inc.	715	47,376

Thrifts and Mortgage Finance — 4.8%
Countrywide Financial Corporation	1,250	43,800

Health Care — 8.1%
Health Care Equipment and Supplies — 1.8%
Boston Scientific Corporation	1,100	16,269	A

Health Care Providers and Services — 6.3%
Aetna Inc.	950	37,572
UnitedHealth Group Incorporated	400	19,680

		57,252

  Quarterly Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value

Industrials — 8.4%
Air Freight & Logistics — 1.8%
FedEx Corporation	153	$16,574

Industrial Conglomerates — 5.0%
General Electric Company	1,300	45,890

Machinery — 1.6%
Caterpillar Inc.	220	14,476

Information Technology — 41.0%
Communications Equipment — 12.1%
Cisco Systems, Inc.	940	21,620	A
Nokia Oyj – ADR	2,575	50,702
QUALCOMM Inc.	1,050	38,167

		110,489

Computers and Peripherals — 4.8%
Dell Inc.	1,900	43,396	A

Internet Software and Services — 14.8%
eBay Inc.	1,700	48,212	A
Google Inc.	115	46,218	A
Yahoo! Inc.	1,625	41,080	A

		135,510

IT Services — 2.2%
Accenture Ltd.	625	19,819

Semiconductors and Semiconductor Equipment — 2.5%
Intel Corporation	1,100	22,627

Software — 4.6%
Electronic Arts Inc. (EA)	750	41,760	A

	Shares/Par	Value

Telecommunication Services — 1.5%
Wireless Telecommunication Services — 1.5%
Sprint Nextel Corporation	800	$13,720

Total Common Stocks and Equity Interests (Identified Cost — $800,425)		878,394

Repurchase Agreements — 3.8%
Bank of America 5.32%, dated 9/29/06, to be repurchased at $17,513 on 10/2/06 (Collateral: $16,770 Federal Home Loan Bank notes, 5.5%, due 7/15/36, value $17,848)	$17,505	17,505

Goldman, Sachs & Company 5.29%, dated 9/29/06, to be repurchased at $17,513 on 10/2/06 (Collateral: $18,024 Fannie Mae mortgage-backed securities, 5.5%, due 4/1/36, value $17,855)	17,505	17,505

Total Repurchase Agreements (Identified Cost — $35,010)		35,010

Total Investments — 100.1% (Identified Cost — $835,435)		913,404
Other Assets Less Liabilities — (0.1)%		(867)

Net Assets — 100.0%		$912,537

Net Asset Value Per Share:
Primary Class		$28.01

Financial Intermediary Class		$28.60

Institutional Class		$28.80

A Non-income producing.

ADR — American Depository Receipt.

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Growth Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date:	11/21/06
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date:	11/21/06
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.

Date:	11/20/06